Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Capital and reserves [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
The changes in incentive share options outstanding are summarized as follows:

	Weighted average exercise price	Number of shares issued or issuable on exercise	Amount

Balance – December 31, 2016	$2.48	6,175,995	$6,996

Stock options granted	$2.31	1,645,500	-
Share based compensation expense	-	-	2,204
Options exercised	$1.28	(126,332)	(78)
Options forfeited or expired	$4.78	(1,148,497)	(2,864)

Balance – December 31, 2017	$2.06	6,546,666	$6,258

Balance – December 31, 2015	$3.20	4,444,497	$6,906

Stock options granted	$1.11	2,537,500	-
Share based compensation expense	-	-	1,018
Options exercised	$0.72	(316,669)	(111)
Options forfeited or expired	$3.01	(489,333)	(817)

Balance – December 31, 2016	$2.48	6,175,995	$6,996

Disclosure of range of exercise prices of outstanding share options [text block]
Incentive share options outstanding and exercisable at December 31, 2017 are summarized as follows:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares Issuable on Exercise	Average Remaining Life (Years)	Average Exercise Price	Number of Shares Issuable on Exercise	Average Exercise Price

$0.60	35,000	1.96	$0.60	35,000	$0.60
$0.60	1,085,333	2.12	$0.60	1,085,333	$0.60
$0.84	1,640,833	3.12	$0.84	1,093,889	$0.84
$1.73	600,000	3.44	$1.73	600,000	$1.73
$1.75	42,000	4.63	$1.75	10,500	$1.75
$1.78	150,000	3.49	$1.78	150,000	$1.78
$1.94	496,500	1.12	$1.94	496,500	$1.94
$2.32	1,601,500	4.09	$2.32	800,750	$2.32
$4.16	336,000	0.06	$4.16	336,000	$4.16
$7.10	556,000	0.03	$7.10	556,000	$7.10
$8.13	3,500	0.35	$8.13	3,500	$8.13

	6,546,666	2.66	$2.06	5,167,472	$2.15

Warrants [Member]
Capital and reserves [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
The changes in warrants outstanding are summarized as follows:

Expiry Date	Exercise Price	Balance at December 31, 2016	Issued	Exercised	Balance at December 31, 2017
December 8, 2017	$0.53	323,362	-	(323,362)	-
May 17, 2018	$1.75	5,008,336	-	(139,716)	4,868,620
May 17, 2018	$1.49	60,900	-	-	60,900
May 30, 2019	$2.15	-	126,174	-	126,174

	$1.76	5,392,598	126,174	(463,078)	5,055,694

Restricted Share Units [Member]
Capital and reserves [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
The changes in RSUs outstanding are summarized as follows:

	Number of shares issued or issuable on vesting	Amount

Balance – December 31, 2016	452,951	$220

RSUs granted	235,000	-
Share-based compensation expense recognized	-	524
RSUs vested	(289,625)	(343)

Balance – December 31, 2017	398,326	$401

Balance – December 31, 2015	360,903	$471

RSUs granted	295,000	-
Share-based compensation expense recognized	-	213
RSUs vested	(202,952)	(464)

Balance – December 31, 2016	452,951	$220